Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Straight-line Method Over Estimated Useful Lives
Mining equipment	3-6 years
Plant	3-6 years
Vehicles	3 years

Summary on Exchange Rates Applied

The exchange rates applied are as follows:

Balance sheet items, except for equity accounts	December 31, 2025	December 31, 2024	December 31, 2023
RMB:USD	7.0789	7.1884	7.0827
HKD:USD	7.7818	7.7625	7.8157

Items in the statements of operations and comprehensive loss, and statements cash flows:

	December 31, 2025	December 31, 2024	December 31, 2023
RMB:USD	7.0593	7.1887	7.0467
HKD:USD	7.7818	7.7625	7.8284